Shareholders Equity - 6 months ended Jun. 30, 2016 - USD ($)	Common Stock	Additional Paid-In Capital	Comprehensive Income / Loss	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015	47,738,855
Beginning Balance, Amount at Dec. 31, 2015	$ 477,389	$ 16,177,534	$ 933,826	$ (20,721,205)	$ (3,132,456)
Foreign currency translation			(215,276)		(215,276)
Stock issued for services, Shares	1,000,000
Stock issued for services Amount	$ 10,000	40,000			50,000
Fair value of warrants issued		73,244			73,244
Net income (loss)				212,414	212,414
Ending Balance, Shares at Jun. 30, 2016	48,738,855
Ending Balance, Amount at Jun. 30, 2016	$ 487,389	$ 16,290,778	$ 718,550	$ (20,508,791)	$ (3,012,074)